Prospectus Supplement	June 28, 2021

Putnam VT Multi-Asset Absolute Return Fund
Prospectus dated April 30, 2021

Effective June 30, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2011

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2011

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective June 30, 2021, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years
Robert Schoen	2011	Putnam Management	Co-Chief Investment Officer, Global Asset
		1997–Present	Allocation
			Previously, Co-Head of Global Asset
			Allocation
Brett Goldstein	2019	Putnam Management	Co-Chief Investment Officer, Global Asset
		2010–Present	Allocation
			Previously, Portfolio Manager and Analyst
Adrian Chan	2021	Putnam Management	Portfolio Manager
		2008–Present
James Fetch	2011	Putnam Management	Co-Head of Global Asset Allocation
		1994–Present
Jason Vaillancourt	2011	Putnam Management	Co-Head of Global Asset Allocation
		1999–Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

326712 6/21

Statement of Additional Information Supplement	June 28, 2021
Putnam VT Multi-Asset Absolute Return Fund
Statement of Additional Information dated April 30, 2021

Effective June 30, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that Putnam VT Multi-Asset Absolute Return Fund’s portfolio managers are now Robert Schoen, Brett Goldstein, Adrian Chan, James Fetch and Jason Vaillancourt. These sub-sections for Putnam VT Multi-Asset Absolute Return Fund only are also supplemented solely with regard to Mr. Chan as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of May 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs, and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Adrian Chan	0	$0	0	$0	4	$25,600,000

Ownership of securities

As of May 31, 2021, Mr. Chan and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

SAI_vt Supplement – 6/21